Other Assets (Details Narrative) - Jet Token, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Nonrefundable deposits				$ 350,000
Lease maintenance reserve		$ 689,750	689,750	689,750
Operating deposits		58,361	73,226	13,714
Aircraft Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase deposits one for Aircrafts	$ 450,000
Purchase deposits two for Aircrafts	150,000
Nonrefundable deposits	250,000
Lease maintenance reserve				$ 250,000
Aircraft Purchase Agreement [Member] | Jet Token, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Nonrefundable deposits	$ 250,000
Aircraft Management And Charter Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating deposits		$ 50,000	$ 50,000